CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows From Operating Activities:
Net loss	$ (2,607,534)	$ (1,304,732)	$ (2,043,108)	$ (1,458,169)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	1,123,423	329,274	623,457	580,178
Write off of deferred offering costs and other			123,875
Depreciation and amortization	124,631	72,811	111,311	5,341
Changes in operating assets and liabilities:
Contract assets	62,273	430,732	481,671	(214,882)
Accounts receivable	(37,168)	(184,418)	(9,397)	690
Prepaid expenses and other current assets	(1,693)	55,657	92,538	(145,026)
Deferred expenses	180,143	29,547	(73,536)	(104,627)
Accounts payable and accrued expenses	(67,843)	93,636	(30,959)	(37,052)
Deferred revenue	(230,447)	(106,000)	(51,931)	312,378
Total Adjustments	942,639	721,239	1,267,029	397,000
Net Cash Used In Operating Activities	(1,664,895)	(583,493)	(776,079)	(1,061,169)
Cash Flows From Investing Activities:
Purchases of property and equipment	(32,505)	(610,487)	(686,915)	(367,005)
Cash acquired in reverse capitalization				2,483
Net Cash from Investing Activities	(32,505)	(610,487)	(686,915)	(364,522)
Cash Flows From Financing Activities:
Proceeds from government loans			684,580
Payment of deferred loan costs			(4,560)
Payment of government loans			(4,714)
Proceeds from exercise of stock options			405,000
Proceed from sale of common stock, net of costs	4,599,055			2,445,603
Payment of offering costs related to sale of common stock				(16,129)
Payment of deferred offering costs			(39,740)	(30,512)
Dividend to stockholders prior to reverse capitalization				(200,000)
Net Cash Provided By Financing Activities	4,834,162	868,727	1,040,566	2,198,962
Net Increase (Decrease) In Cash and Restricted Cash			(422,428)	773,271
Cash and Restricted Cash – Beginning Of Year	375,854	798,282	798,282	25,011
Cash and Restricted Cash – End Of Year			375,854	798,282
Cash and Restricted Cash Consisted of the Following:
Cash	3,409,429	370,220	272,705	697,141
Restricted cash	$ 103,188	$ 102,810	103,149	101,141
Cash paid during the quarter ended for:
Interest			2,200
Supplemental information – Issuance of warrant to placement agent				148,202
Fixed assets purchased on account			20,598
Accrual of deferred offering costs				$ 53,471